CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Security gains, reclassified from accumulated other comprehensive income	$ 182